UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	4/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Large-Cap Core Equity Fund

APRIL 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 17, 2005

We hope that you find the semiannual report for the Dryden Large-Cap Core Equity Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Large-Cap Core Equity Fund

Dryden Large-Cap Core Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Large-Cap Core Equity Fund (the Fund) is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	4.27%	7.38%	–13.23%	8.02%
Class B	3.82	6.50	–16.50	3.20
Class C	3.82	6.50	–16.50	3.20
Class Z	4.36	7.53	–12.17	9.79
S&P 500 Index[3]	3.28	6.33	–13.86	2.47
Lipper Large-Cap Core Funds Avg.[4]	2.50	3.68	–18.15	–1.57

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A		1.81%	–3.98%	0.72%
Class B		1.88	–3.81	0.92
Class B—Return After Taxes on Distribution		1.88	–3.81	0.92
Class B—Return After Taxes on Distribution and Sale of Fund Shares		1.22	–3.20	0.78
Class C		5.88	–3.62	0.92
Class Z		7.99	–2.64	1.94
S&P 500 Index[3]		6.69	–3.16	0.72
Lipper Large-Cap Core Funds Avg.[4]		4.04	–4.47	–0.15

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/3/99.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

The Since Inception returns for the S&P 500 Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings* expressed as a percentage of net assets as of 4/30/05
Exxon Mobil Corp., Petroleum & Coal	3.2%
General Electric Co., Industrial Conglomerates	3.1
Microsoft Corp., Computer Software & Services	3.1
Johnson & Johnson, Pharmaceuticals	2.5
Wal-Mart Stores, Inc., Multiline Retail	2.2

* Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/05
Financials	19.0%
Healthcare	14.5
Information Technology	14.1
Consumer Discretionary	13.4
Industrials	12.6

Industry weightings are subject to change.

Dryden Large-Cap Core Equity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period, and held through the six-month period ended April 30, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Large-Cap Core Equity Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,042.70	1.17%	$5.93
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

Class B	Actual	$1,000.00	$1,038.18	1.92%	$9.70
	Hypothetical	$1,000.00	$1,015.27	1.92%	$9.59

Class C	Actual	$1,000.00	$1,038.18	1.92%	$9.70
	Hypothetical	$1,000.00	$1,015.27	1.92%	$9.59

Class Z	Actual	$1,000.00	$1,043.59	0.92%	$4.66
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2005 (to reflect the six-month period).

Dryden Large-Cap Core Equity Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of April 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 13.4%

Auto & Truck 0.9%
14,400	AutoNation, Inc.(a)	$263,088
97,800	Ford Motor Co.(b)	890,958
7,100	PACCAR, Inc.	482,090

		1,636,136

Distributors
2,300	Handleman Co.	39,905

Hotels, Restaurants & Leisure 1.4%
7,900	Brinker International, Inc.(a)	267,020
700	CEC Entertainment, Inc.(a)	25,340
11,400	Darden Restaurants, Inc.	342,000
57,900	McDonald’s Corp.	1,697,049
6,300	Yum! Brands, Inc.(a)(b)	295,848

		2,627,257

Internet & Catalog Retail 0.2%
21,900	Sabre Holdings Corp.(a)(b)	428,364

Media 3.7%
3,900	Comcast Corp. (Class A)(a)	125,229
46,500	Disney (Walt) Co.(b)	1,227,600
6,800	DreamWorks Animation SKG, Inc.(a)	255,000
18,100	Gannett Co., Inc.(b)	1,393,700
700	Knight-Ridder, Inc.	45,290
110,300	Time Warner, Inc.(a)	1,854,143
5,500	Tribune Co.	212,300
55,800	Viacom, Inc. (Class B)(a)	1,931,796

		7,045,058

Multiline Retail 3.5%
6,700	Federated Department Stores, Inc.	385,250
17,900	J.C. Penney Co., Inc.(b)	848,639
3,100	Supervalu, Inc.	97,836
21,800	Target Corp.	1,011,738
90,300	Wal-Mart Stores, Inc.	4,256,742

		6,600,205

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Specialty Retail 3.7%
4,400	Abercrombie & Fitch Co. (Class A)(a)	$237,380
2,500	Aeropostale, Inc.	69,825
20,000	Coach, Inc.	536,000
35,600	Gap, Inc. (The)	760,060
6,000	Genesco, Inc.	154,380
5,000	Hibbett Sporting Goods, Inc.	134,850
48,800	Home Depot, Inc.	1,726,056
18,200	JAKKS Pacific, Inc.(a)	341,978
29,000	Jones Apparel Group, Inc.(b)	883,050
13,800	Limited Brands, Inc.	299,322
7,400	Liz Claiborne, Inc.	262,182
19,700	Marvel Enterprises, Inc.	386,120
21,750	Pacific Sunwear of California, Inc.(a)	491,768
11,200	Reebok International Ltd.(b)	454,832
11,500	Select Comfort Corp.(b)	254,380
100	Timberland Co.(a)	6,905

		6,999,088

Textiles, Apparel & Luxury Goods
2,600	Quiksilver, Inc.(a)	71,630
CONSUMER STAPLES 7.3%

Beverages 2.4%
21,100	Anheuser-Busch Cos., Inc.	988,957
39,300	Coca-Cola Co.	1,707,192
46,400	Pepsi Bottling Group, Inc. (The)(b)	1,330,288
10,060	PepsiCo, Inc.	559,738

		4,586,175

Cosmetics & Soaps 2.6%
9,400	Avon Products, Inc.	376,752
10,600	Gillette Co. (The)	547,384
18,100	Kimberly-Clark Corp.	1,130,345
12,700	Nu Skin Enterprises, Inc. (Class A)	279,400
49,600	Procter & Gamble Co.(b)	2,685,840

		5,019,721

Food & Drug Retailing 0.1%
8,000	Smart & Final, Inc.(a)	79,200
600	USANA Health Sciences, Inc.(b)	24,798

		103,998

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Food Products 0.8%
3,900	Archer-Daniels-Midland Co.	$70,161
2,100	Chiquita Brands Int’l., Inc.	52,605
4,400	General Mills, Inc.(b)	217,360
2,400	Kraft Foods, Inc. (Class A)(a)	77,784
30,000	Pilgrim’s Pride Corp.(b)	1,082,700

		1,500,610

Tobacco 1.4%
30,100	Altria Group, Inc.	1,956,199
9,500	Reynolds American, Inc.(b)	740,715

		2,696,914
ENERGY 9.2%

Oil & Gas Exploration/Production 5.0%
12,900	Anadarko Petroleum Corp.	942,216
15,900	Apache Corp.	895,011
25,600	ConocoPhillips	2,684,160
12,900	Devon Energy Corp.	582,693
7,900	Diamond Offshore Drilling, Inc.(b)	348,469
9,600	FirstEnergy Corp.	417,792
900	Noble Corp.(a)	45,810
5,800	Occidental Petroleum Corp.	400,200
23,700	Schlumberger Ltd.	1,621,317
11,300	Todco (Class A)(a)	251,425
27,900	Transocean, Inc.(a)	1,293,723
2,700	Universal Compression Holdings, Inc.	94,770

		9,577,586

Petroleum & Coal 4.2%
37,790	ChevronTexaco Corp.(a)	1,965,080
106,009	Exxon Mobil Corp.	6,045,693

		8,010,773
FINANCIALS 19.0%

Banking 5.0%
79,600	Bank of America Corp.	3,585,184
15,000	BB&T Corp.(a)	588,150
24,700	KeyCorp.(b)	819,052
49,200	North Fork Bancorporation, Inc.(b)	1,384,980
3,300	PNC Financial Services Group	175,659
4,500	SunTrust Banks, Inc.(a)(b)	327,735

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

61,391	U.S. Bancorp	$1,712,809
15,300	Wells Fargo & Co.	917,082

		9,510,651

Financial Services 10.5%
4,600	American Express Co.	242,420
5,600	Bear Stearns Cos., Inc. (The)	530,096
800	Capital One Financial Corp.(b)	56,712
10,700	CIT Group, Inc.	430,996
87,400	Citigroup, Inc.(a)	4,104,304
3,100	Comerica, Inc.(b)	177,506
4,300	CompuCredit Corp.(a)	113,907
32,496	Countrywide Credit Industries, Inc.	1,176,030
8,900	Fannie Mae	480,155
12,800	Freddie Mac	787,456
16,900	Goldman Sachs Group, Inc. (The)	1,804,751
62,600	J.P. Morgan Chase & Co.	2,221,674
12,500	Lehman Brothers Holdings, Inc.	1,146,500
14,600	MBNA Corp.	288,350
31,800	Merrill Lynch & Co., Inc.(a)	1,714,974
2,900	Moody’s Corp.	238,206
29,600	Morgan Stanley	1,557,552
18,400	National City Corp.	624,864
7,000	Providian Financial Corp.(b)	116,690
40,900	Wachovia Corp.	2,093,262
2,049	Washington Mutual, Inc.	84,665

		19,991,070

Insurance 3.5%
5,500	ACE Ltd.(a)	236,280
33,700	Allstate Corp.	1,892,592
45,196	American International Group, Inc.	2,298,216
3,600	Chubb Corp.(b)	294,408
3,800	First American Corp.(b)	136,040
900	Infinity Property & Casualty Corp.	29,205
3,600	LandAmerica Financial Group, Inc.	178,560
9,200	MetLife, Inc.	357,880
9,700	MGIC Investment Corp.	572,300
9,400	Principal Financial Group, Inc.	367,352
1,700	St. Paul Travelers Cos., Inc. (The)	60,860
16,200	UnumProvident Corp.(b)	270,864

		6,694,557

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

HEALTHCARE 14.5%

Biotechnology 1.8%
23,900	Amgen, Inc.	$1,391,219
2,900	ICOS Corp.	65,424
11,200	Invitrogen Corp.(a)(b)	820,624
45,100	Thermo Electron Corp.	1,126,598

		3,403,865

Healthcare Equipment & Supplies 1.9%
10,800	Applera Corp.-Applied Biosystems Group	228,960
5,800	Bausch & Lomb, Inc.(b)	435,000
27,700	Becton, Dickinson & Co.	1,621,004
300	C.R. Bard, Inc.	21,351
1,000	Medtronic, Inc.	52,700
55,200	PerkinElmer, Inc.	1,021,200
11,600	Thoratec Corp.	150,220
1,400	Ventana Medical Systems, Inc.(b)	55,748

		3,586,183

Healthcare Providers & Services 2.2%
14,500	Express Scripts, Inc.	1,299,780
4,500	HCA, Inc.(b)	251,280
19,000	Humana, Inc.(a)	658,350
5,600	Kindred Healthcare, Inc.	184,240
8,700	Quest Diagnostics, Inc.	920,460
7,300	WellPoint, Inc.	932,575

		4,246,685

Pharmaceuticals 8.6%
30,400	Abbott Laboratories(a)	1,494,464
12,100	Bone Care International, Inc.	312,301
37,400	Caremark Rx, Inc.	1,497,870
21,700	First Horizon Pharmaceutical Corp.(b)	392,987
70,304	Johnson & Johnson(b)	4,824,963
29,900	Medicis Pharmaceutical Corp.(b)	840,190
45,900	Merck & Co., Inc.	1,556,010
134,235	Pfizer, Inc.(b)	3,647,165
5,000	United Therapeutics Corp.(b)	239,950
33,600	Wyeth(a)	1,509,984

		16,315,884

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

INDUSTRIALS 12.6%

Aerospace/Defense 2.7%
4,400	Armor Holdings, Inc.(b)	$154,044
13,000	General Dynamics Corp.	1,365,650
4,000	Innovative Solutions & Support, Inc.	126,240
20,800	Lockheed Martin Corp.	1,267,760
32,500	Northrop Grumman Corp.	1,782,300
5,000	United Technologies Corp.	508,600

		5,204,594

Building Products 0.3%
20,100	Masco Corp.(b)	632,949

Business Services 0.8%
21,309	Apollo Group, Inc. (Class A)(b)	1,536,805

Commercial Services & Supplies 0.5%
5,100	Bowne & Co., Inc.	66,402
16,600	Cendant Corp.	330,506
9,400	Eastman Kodak Co.	235,000
1,500	iPayment, Inc.(a)	54,585
5,900	Rent-A-Center, Inc.(a)	141,836

		828,329

Data Processing/Management 0.1%
4,700	First Data Corp.	178,741

Diversified Manufacturing Operations 1.0%
4,000	Cooper Industries Ltd. (Class A)(a)	254,640
7,700	Eaton Corp.	451,605
10,100	Illinois Tool Works, Inc.	846,582
4,000	Ingersoll-Rand Co. (Class A)(a)	307,480

		1,860,307

Electrical Equipment 0.5%
15,300	Emerson Electric Co.	958,851
400	Energizer Holdings, Inc.	22,788

		981,639

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Industrial Conglomerates 4.4%
9,800	3M Co.(a)	$749,406
161,000	General Electric Co.	5,828,200
55,900	Tyco International Ltd.	1,750,229

		8,327,835

Machinery 1.1%
8,300	Caterpillar, Inc.	730,815
1,300	Cummins, Inc.(b)	88,400
19,800	Deere & Co.	1,238,292

		2,057,507

Transportation 1.2%
12,100	ExpressJet Holdings, Inc.(a)	107,448
15,200	FedEx Corp.	1,291,240
4,100	Mesa Air Group, Inc.(b)	21,853
8,200	Swift Transportation Co., Inc.(b)	174,906
4,900	United Parcel Service, Inc. (Class B)	349,419
8,100	Yellow Roadway Corp.(a)	396,900

		2,341,766
INFORMATION TECHNOLOGY 14.1%

Communications Equipment 1.7%
184,800	Cisco Systems, Inc.	3,193,344

Computers 2.9%
12,500	Agilysys, Inc.	165,250
17,100	Dell, Inc.(a)	595,593
59,850	Hewlett-Packard Co.	1,225,130
41,500	International Business Machines Corp.	3,169,770
5,300	Seagate Technology, Inc.(a)(f)	0
27,600	Western Digital Corp.(a)	350,244

		5,505,987

Computer Software & Services 5.9%
106,000	EMC Corp.	1,390,720
20,800	Intuit, Inc.(b)	838,240
229,700	Microsoft Corp.	5,811,410
15,100	Network Appliance, Inc.(b)	402,113
179,000	Oracle Corp.	2,069,240
58,500	Xerox Corp.	775,125

		11,286,848

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electronic Components 0.1%
9,000	MEMC Electronic Materials, Inc.	$105,570
5,000	Texas Instruments, Inc.	124,800

		230,370

Internet 1.0%
5,800	Internet Security Systems, Inc.	112,810
52,300	Yahoo! Inc.(b)	1,804,873

		1,917,683

Semiconductors 2.5%
4,400	Applied Materials, Inc.(a)	65,428
165,900	Intel Corp.	3,901,968
23,000	Linear Technology Corp.(b)	822,020

		4,789,416
MATERIALS 3.3%

Chemicals 1.0%
40,400	Dow Chemical Co. (The)	1,855,572
800	Eastman Chemical Co.	43,200

		1,898,772

Containers & Packaging 0.1%
7,300	Ball Corp.(a)	288,350

Metals & Mining 1.4%
25,800	Nucor Corp.(b)	1,318,380
6,700	Phelps Dodge Corp.	575,195
16,700	United States Steel Corp.(a)(b)	714,092

		2,607,667

Paper & Packaging 0.8%
5,000	Caraustar Industries, Inc.	44,700
28,300	Georgia-Pacific Corp.	969,841
19,300	Louisiana-Pacific Corp.	474,780

		1,489,321
TELECOMMUNICATION SERVICES 3.4%

Diversified Telecommunication Services 2.9%
54,000	AT&T Corp.(a)	1,033,020
28,600	BellSouth Corp.	757,614

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

20,100	SBC Communications, Inc.(a)	$478,380
34,500	Scientific-Atlanta, Inc.(b)	1,055,010
23,400	Ubiquitel, Inc.	169,182
59,300	Verizon Communications, Inc.(a)	2,122,940

		5,616,146

Wireless Telecommunication Services 0.5%
57,200	Motorola, Inc.	877,448
UTILITIES 2.6%

Electric Utilities 2.1%
1,700	Alliant Energy Corp.(a)	44,778
24,700	American Electric Power Co., Inc.	869,934
18,400	American Financial Group, Inc.	572,056
400	Consolidated Edison, Inc.(a)	17,312
100	DTE Energy Co.	4,595
100	Pinnacle West Capital Corp.	4,190
3,200	PPL Corp.	173,632
21,000	TXU Corp.	1,801,590
25,700	Xcel Energy, Inc.(b)	441,526

		3,929,613

Gas Utilities 0.5%
13,900	NiSource, Inc.	323,036
1,500	Peoples Energy Corp.(a)	59,400
16,400	Sempra Energy(a)	662,232

		1,044,668

	Total long-term investments (cost $164,489,733)	189,318,420

SHORT-TERM INVESTMENTS 17.5%

Mutual Fund 17.4%
33,197,064	Dryden Core Investment Fund - Taxable Money Market Series(e)(g) (Note 3)	33,197,064

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)
U.S. Government Securities 0.1%
$ 80	United States Treasury Bill(c)(d) 2.75%, 6/16/05	$79,720

	Total short-term investments (cost $33,276,785)	33,276,784

	Total Investments 116.9% (cost $197,766,518); (Note 5)	222,595,204
	Liabilities in excess of other assets(h) (16.9%)	(32,103,648)

	Net Assets 100%	$190,491,556

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $31,486,843; cash collateral of $32,584,477 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Fair valued security, see Note 1.
(g)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(h)	Liabilities in excess of other assets include net unrealized depreciation of financial futures as follow:

Open future contracts outstanding at April 30, 2005:

Number of Contracts	Type	Expiration Date	Value at April 30, 2005	Value at Trade Date	Unrealized Depreciation
2	Long Position: S&P 500 Index	Jun 05	$579,250	$613,300	$(34,050)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30,2005 was as follows:

Financials	19.0%
Mutual Fund	17.4
Healthcare	14.5
Information Technology	14.1
Consumer Discretionary	13.4
Industrials	12.6
Energy	9.2
Consumer Staples	7.3
Telecommunication Services	3.4
Materials	3.3
Utilities	2.6
U.S. Government Securities	0.1

116.9
Liabilities in excess of other assets	(16.9)

100%

See Notes to Financial Statements.

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Financial Statements

APRIL 30, 2005	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Statement of Assets and Liabilities

as of April 30, 2005 (Unaudited)

Assets
Investments, at value, including securities on loan of $31,572,975:
Unaffiliated investments (cost $164,569,454)	$189,398,140
Affiliated investments (cost $33,197,064)	33,197,064
Cash	52,034
Receivable for investments sold	5,676,208
Dividends and interest receivable	230,218
Receivable for Fund shares sold	7,945
Due from broker-variation margin	7,700
Prepaid expenses	1,760
Foreign tax reclaim receivable	16

Total assets	228,571,085

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	32,584,477
Payable for investments purchased	4,650,554
Payable for Fund shares reacquired	464,949
Distribution fee payable	117,363
Management fee payable	103,836
Accrued expenses	92,084
Transfer agent fee payable	64,638
Deferred trustees’ fees	1,628

Total liabilities	38,079,529

Net Assets	$190,491,556

Net assets were comprised of:
Shares of beneficial interest, at par	$18,202
Paid-in capital in excess of par	216,384,804

216,403,006
Undistributed net investment income	144,285
Accumulated net realized loss on investments and futures	(50,850,371)
Net unrealized appreciation on investments and futures	24,794,636

Net assets April 30, 2005	$190,491,556

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($50,790,157 ÷ 4,734,126 shares of beneficial interest issued and outstanding)	$10.73
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price to public	$11.35

Class B
Net asset value, offering price and redemption price per share
($80,872,204 ÷ 7,833,905 shares of beneficial interest issued and outstanding)	$10.32

Class C
Net asset value, offering price and redemption price per share
($45,951,712 ÷ 4,451,196 shares of beneficial interest issued and outstanding)	$10.32

Class Z
Net asset value, offering price and redemption price per share
($12,877,483 ÷ 1,183,217 shares of beneficial interest issued and outstanding)	$10.88

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	19

Statement of Operations

Six Months Ended April 30, 2005 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $14)	$2,267,764
Affiliated dividend income	16,088
Affiliated income from securities loaned, net	16,047
Interest	922

Total income	2,300,821

Expenses
Management fee	659,671
Distribution fee—Class A	65,848
Distribution fee—Class B	438,832
Distribution fee—Class C	249,454
Transfer agent’s fees and expenses (including affiliated expenses of $98,200)	102,000
Custodian’s fees and expenses	87,000
Reports to shareholders	25,000
Registration fees	25,000
Legal fees and expenses	12,000
Audit fee	8,000
Trustees’ fees	5,000
Miscellaneous	10,051

Total expenses	1,687,856

Net investment income	612,965

Realized And Unrealized Gain (Loss) On Investments And Futures
Net realized gain on:
Investment transactions	12,025,219
Financial futures transactions	91,443

12,116,662

Net change in unrealized appreciation on:
Investments	(4,245,131)
Financial futures contracts	(43,725)

(4,288,856)

Net gain on investments	7,827,806

Net Increase In Net Assets Resulting From Operations	$8,440,771

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment gain (loss)	$612,965	$(128,657)
Net realized gain on investment transactions	12,116,662	18,836,329
Net change in unrealized appreciation on investments	(4,288,856)	(664,363)

Net increase in net assets resulting from operations	8,440,771	18,043,309

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(357,161)	—
Class Z	(111,519)	—

	(468,680)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,766,866	25,427,167
Net asset value of shares issued in reinvestment of dividends	409,768	—
Cost of shares reacquired	(28,235,415)	(55,465,972)

Net decrease in net assets from Fund share transactions	(18,058,781)	(30,038,805)

Total decrease	(10,086,690)	(11,995,496)

Net Assets
Beginning of period	200,578,246	212,573,742

End of period(a)	$190,491,556	$200,578,246

(a) includes undistributed net investment income	$144,285	—

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	21

Notes to Financial Statements

(Unaudited)

Dryden Large-Cap Core Equity Fund (the “Fund”) is a series of Dryden Tax-Managed Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was incorporated as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring

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after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a

Dryden Large-Cap Core Equity Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

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Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million. The effective management fee rate was .65 of 1% of average daily net assets of the Fund.

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2005, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

Dryden Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Fund that it received approximately $18,600 in front-end sales charges resulting from sales of Class A shares, respectively, during the six months ended April 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2005, it received approximately $94,700 and $2,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provided for a commitment of $500. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .75 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is October 28, 2005.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2005.

Note 3. Other Transactions with Affiliate

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2005, the Fund incurred approximately $31,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

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Prudential Investment Management, Inc. is the securities lending agent for the Fund. For the six months ended April 30, 2005, PIM has been compensated in the amount of approximately $5,600 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2005 were $76,578,776, and $94,378,812, respectively.

As of April 30, 2005, the Fund had securities on loan with an aggregate market value of $31,486,843. The Fund received $32,584,477 in cash collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$197,781,428	$29,864,707	$5,050,931	$24,813,776

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2004, the Fund had a capital loss carryforward for tax purposes of approximately $61,289,100 of which $2,653,000 expires in 2008, $38,550,400 expires in 2009, $10,888,600 expires in 2010 and $9,197,100 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Dryden Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Effective on March 15, 2004, All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDS) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to a initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date or purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2005:
Shares sold	499,403	$5,411,252
Shares issued in reinvestment of dividends	27,810	301,464
Shares reacquired	(771,484)	(8,420,422)

Net increase (decrease) in shares outstanding before conversion	(244,271)	(2,707,706)
Shares issued upon conversion from Class B	153,527	1,688,614

Net increase (decrease) in shares outstanding	(90,744)	$(1,019,092)

Year ended October 31, 2004:
Shares sold	872,498	$8,895,584
Shares reacquired	(1,594,825)	(16,178,718)

Net increase (decrease) in shares outstanding before conversion	(722,327)	(7,283,134)
Shares issued upon conversion from Class B	156,689	1,599,605

Net increase (decrease) in shares outstanding	(565,638)	$(5,683,529)

Class B
Six months ended April 30, 2005:
Shares sold	199,014	$2,093,127
Shares reacquired	(1,170,638)	(12,336,650)

Net increase (decrease) in shares outstanding before conversion	(971,624)	(10,243,523)
Shares issued upon conversion from Class A	(159,200)	(1,688,614)

Net increase (decrease) in shares outstanding	(1,130,824)	$(11,932,137)

Year ended October 31, 2004:
Shares sold	423,538	$4,124,787
Shares reacquired	(2,140,201)	(20,789,785)

Net increase (decrease) in shares outstanding before conversion	(1,716,663)	(16,664,998)
Shares reacquired upon conversion into Class A	(162,764)	(1,599,605)

Net increase (decrease) in shares outstanding	(1,879,427)	$(18,264,603)

Class C
Six months ended April 30, 2005:
Shares sold	37,468	$394,206
Shares reacquired	(621,223)	(6,535,512)

Net increase (decrease) in shares outstanding	(583,755)	$(6,141,306)

Year ended October 31, 2004:
Shares sold	274,118	$2,649,583
Shares reacquired	(1,261,684)	(12,252,075)

Net increase (decrease) in shares outstanding	(987,566)	$(9,602,492)

Dryden Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended April 30, 2005:
Shares sold	168,866	$1,868,281
Shares issued in reinvestment of dividends	9,855	108,304
Shares reacquired	(84,478)	(942,831)

Net increase (decrease) in shares outstanding	94,243	$1,033,754

Year ended October 31, 2004:
Shares sold	944,300	$9,757,213
Shares reacquired	(605,841)	(6,245,394)

Net increase (decrease) in shares outstanding	338,459	$3,511,819

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Financial Highlights

APRIL 30, 2005	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.36

Income from investment operations
Net investment income	0.06
Net realized and unrealized gain (loss) on investment transactions	0.38

Total from investment operations	0.44

Less Distributions
Dividends from net investment income	(0.07)

Total distributions	(0.07)

Net asset value, end of period	$10.73

Total Return(a):	4.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,790
Average net assets (000)	$53,115
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.17	%(e)
Expenses, excluding distribution and service (12b-1) fees	0.92	%(e)
Net investment income	1.09	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	38	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Based on average shares outstanding during the year.
(c)	Less than $0.005 per share.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2004	2003	2002(b)	2001(b)	2000(b)

$9.47	$7.79	$9.06	$12.41	$11.27

0.05	0.04	0.03	0.02	— (c)
0.84	1.64	(1.30)	(3.37)	1.14

0.89	1.68	(1.27)	(3.35)	1.14

—	—	—	—	—

—	—	—	—	—

$10.36	$9.47	$7.79	$9.06	$12.41

9.40%	21.57%	(14.02)%	(26.99)%	10.12%

$49,979	$51,026	$49,310	$66,778	$92,685
$48,763	$48,812	$62,399	$81,887	$91,064

1.16%	1.19%	1.16%	1.10%	1.09%
0.91%	0.94%	0.91%	0.85%	0.84%
0.47%	0.48%	0.32%	0.15%	0.03%

73%	69%	69%	73%	94%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.94

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investment transactions	0.36

Total from investment operations	0.38

Net asset value, end of period	$10.32

Total Return(a):	3.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$80,872
Average net assets (000)	$88,494
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.92	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.92	%(c)
Net investment income (loss)	0.36	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Based on average shares of outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2004	2003	2002(b)	2001(b)	2000(b)

$9.15	$7.59	$8.89	$12.27	$11.22

(0.03)	(0.02)	(0.04)	(0.06)	(0.09)
0.82	1.58	(1.26)	(3.32)	1.14

0.79	1.56	(1.30)	(3.38)	1.05

$9.94	$9.15	$7.59	$8.89	$12.27

8.63%	20.55%	(14.62)%	(27.55)%	9.36%

$89,099	$99,237	$99,771	$147,021	$214,700
$96,512	$95,925	$132,783	$184,943	$205,175

1.91%	1.94%	1.91%	1.85%	1.84%
0.91%	0.94%	0.91%	0.85%	0.84%
(0.28)%	(0.27)%	(0.43)%	(0.60)%	(0.72)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.94

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investment transactions	0.36

Total from investment operations	0.38

Net asset value, end of period	$10.32

Total Return(a):	3.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$45,952
Average net assets (000)	$50,304
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.92	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.92	%(c)
Net investment income (loss)	0.35	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2004	2003	2002(b)	2001(b)	2000(b)

$9.15	$7.59	$8.89	$12.27	$11.22

(.03)	(0.02)	(0.04)	(0.06)	(0.09)
0.82	1.58	(1.26)	(3.32)	1.14

0.79	1.56	(1.30)	(3.38)	1.05

$9.94	$9.15	$7.59	$8.89	$12.27

8.63%	20.55%	(14.62)%	(27.55)%	9.36%

$50,042	$55,112	$54,415	$85,848	$131,554
$53,868	$52,674	$75,295	$109,346	$126,881

1.91%	1.94%	1.91%	1.85%	1.84%
0.91%	0.94%	0.91%	0.85%	0.84%
(0.28)%	(0.27)%	(0.43)%	(0.60)%	(0.72)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.52

Income from investment operations
Net investment income	0.08
Net realized and unrealized gain (loss) on investment transactions	0.38

Total from investment operations	0.46

Less Distributions
Dividends from net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$10.88

Total Return(a):	4.36%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,877
Average net assets (000)	$12,745
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.92	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.92	%(c)
Net investment income	1.30	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2004	2003	2002(b)	2001(b)	2000(b)

$9.59	$7.88	$9.13	$12.48	$11.30

0.06	0.07	0.05	0.04	0.03
0.87	1.64	(1.30)	(3.39)	1.15

0.93	1.71	(1.25)	(3.35)	1.18

—	—	—	—	—

—	—	—	—	—

$10.52	$9.59	$7.88	$9.13	$12.48

9.70%	21.70%	(13.69)%	(26.84)%	10.44%

$11,457	$7,198	$6,969	$13,469	$18,167
$8,905	$6,981	$11,218	$18,523	$17,464

0.91%	0.94%	0.91%	0.85%	0.84%
0.91%	0.94%	0.91%	0.85%	0.84%
0.73%	0.73%	0.55%	0.39%	0.28%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W403

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Large-Cap Core Equity Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Large-Cap Core Equity Fund, PO Box 13964, Philadelphia,
PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W403

MF187E2    IFS-A105348    Ed. 05/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2005

*	Print the name and title of each signing officer under his or her signature.